Document and Entity Information Document	Feb. 18, 2021	Jan. 29, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 18, 2021
Entity Registrant Name	VSE CORP
Entity Incorporation, State or Country Code	DE
Entity File Number	000-03676
Entity Central Index Key	0000102752
Amendment Flag	false
Entity Tax Identification Number	54-0649263
Entity Address, Address Line One	6348 Walker Lane
Entity Address, City or Town	Alexandria,
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22310
City Area Code		703
Local Phone Number		960-4600
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $.05 per share
Trading Symbol	VSEC
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false